Principal Accounting Policies - Schedule of Property Plant and Equipment Useful Lives (Details)	Mar. 31, 2024
Vehicles [Member]
Principal Accounting Policies - Schedule of Property Plant and Equipment Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Software [Member]
Principal Accounting Policies - Schedule of Property Plant and Equipment Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Leasehold Improvements [Member]
Principal Accounting Policies - Schedule of Property Plant and Equipment Useful Lives (Details) [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Over the shorter of the expected life of leasehold improvements or the lease term
Minimum [Member] | Warehouse Equipment [Member]
Principal Accounting Policies - Schedule of Property Plant and Equipment Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Minimum [Member] | Furniture, computer and office equipment [Member]
Principal Accounting Policies - Schedule of Property Plant and Equipment Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Maximum [Member] | Warehouse Equipment [Member]
Principal Accounting Policies - Schedule of Property Plant and Equipment Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Maximum [Member] | Furniture, computer and office equipment [Member]
Principal Accounting Policies - Schedule of Property Plant and Equipment Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years